Commitments and Contingencies (Details) $ in Millions			1 Months Ended
	Dec. 15, 2020 USD ($)	Dec. 15, 2020 HKD ($)	Jan. 31, 2024 USD ($)	Mar. 31, 2023 USD ($) shares	Apr. 30, 2019 USD ($)	Apr. 30, 2019 HKD ($)	Dec. 31, 2022 shares	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Subscription and claimed damage	$ 1,670,000	$ 13			$ 2,000,000	$ 17
Contingency loss								$ 840,000
Shares outstanding (in Shares) | shares				2,500,000			2,500,000
Shares issued (in Shares) | shares				2,500,000			2,500,000
Shares purchase liability				$ 13,573,788
Committed subscription amount				1,084,439
Capital amount				$ 331,432
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregated amount			$ 1,673,525